RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

		2012
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 20	$169,740	$68,473	$101,267
Series 21	94,047	77,264	16,783
Series 22	177,268	12,393	164,875
Series 23	148,983	11,868	137,115
Series 24	157,757	40,400	117,357
Series 25	119,018	90,354	28,664
Series 26	336,248	43,205	293,043
Series 27	233,712	41,145	192,567
Series 28	330,768	37,593	293,175
Series 29	331,404	73,143	258,261
Series 30	174,144	21,412	152,732
Series 31	364,152	41,274	322,878
Series 32	283,428	34,541	248,887
Series 33	129,714	45,219	84,495
Series 34	293,196	34,154	259,042
Series 35	228,360	41,985	186,375
Series 36	160,596	40,478	120,118
Series 37	204,864	18,518	186,346
Series 38	164,400	22,902	141,498
Series 39	136,800	14,135	122,665
Series 40	200,016	14,705	185,311
Series 41	238,068	23,326	214,742
Series 42	249,780	45,310	204,470
Series 43	306,780	38,928	267,852
Series 44	284,698	82,948	201,750
Series 45	366,564	48,328	318,236
Series 46	249,528	17,511	232,017

	$6,134,033	$1,081,512	$5,052,521

		2011
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 20	$227,914	$63,134	$164,780
Series 21	119,765	123,353	(3,588)
Series 22	205,723	22,741	182,982
Series 23	177,348	35,720	141,628
Series 24	177,900	15,606	162,294
Series 25	211,211	52,995	158,216
Series 26	393,687	119,324	274,363
Series 27	294,831	52,791	242,040
Series 28	334,116	64,927	269,189
Series 29	331,404	47,928	283,476
Series 30	183,160	15,440	167,720
Series 31	364,152	62,952	301,200
Series 32	289,773	35,787	253,986
Series 33	138,265	20,389	117,876
Series 34	293,196	14,154	279,042
Series 35	228,360	25,344	203,016
Series 36	160,599	7,234	153,365
Series 37	204,864	20,500	184,364
Series 38	164,400	18,535	145,865
Series 39	136,800	25,335	111,465
Series 40	200,017	20,738	179,279
Series 41	239,529	55,497	184,032
Series 42	249,780	118,874	130,906
Series 43	306,780	119,572	187,208
Series 44	284,701	17,028	267,673
Series 45	366,564	25,153	341,411
Series 46	249,528	35,980	213,548

	$6,534,367	$1,237,031	$5,297,336

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total fund management fees accrued were $52,937,181 and $49,714,148, respectively.

The fund management fees paid for the years ended March 31, 2012 and 2011, are as follows:

	2012	2011

Series 20	$655,000	$965,000
Series 21	160,000	50,000
Series 22	100,000	550,000
Series 23	100,000	550,000
Series 24	100,000	100,000
Series 25	1,360,000	400,000
Series 26	76,000	1,400,000
Series 27	200,000	1,400,000
Series 28	-	50,000
Series 29	-	-
Series 30	100,000	-
Series 31	-	-
Series 32	60,000	400,000
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	300,000
Series 42	-	-
Series 43	-	-
Series 44	-	-
Series 45	-	100,000
Series 46	-	-

	$2,911,000	$6,265,000

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates. The total advances as of March 31, 2012 and 2011, are as follows:

	2012	2011

Series 20	$-	$-
Series 21	-	108,007
Series 22	-	53,627
Series 23	-	64,156
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	54,128
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	104,982	80,287
Series 35	-	-
Series 36	129,612	129,612
Series 37	-	-
Series 38	-	69,191
Series 39	220,455	220,455
Series 40	337,528	337,528
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	51,482
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$1,428,609	$1,804,505

During the years ended March 31, 2012 and 2011, $24,695 and $17,373, respectively, for Series 34 was advanced to the Fund by an affiliate of the general partner. During the year ended March 31, 2012, $108,007, $53,627, $64,156, $54,128, $69,191 and $51,482 for Series 21, Series 22, Series 23, Series 27, Series 38 and Series 43, respectively, was paid by the Fund to an affiliate of the general partner. All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Fund's interests in Operating Partnerships.

During the years ended March 31, 2012 and 2011, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2012	2011

Series 20	$12,949	$16,960
Series 21	10,692	12,885
Series 22	12,440	14,530
Series 23	12,752	15,050
Series 24	11,825	14,599
Series 25	11,970	15,625
Series 26	15,374	18,926
Series 27	11,593	13,004
Series 28	13,812	17,496
Series 29	13,588	17,166
Series 30	11,840	14,588
Series 31	13,937	17,688
Series 32	13,270	17,384
Series 33	13,397	15,619
Series 34	14,695	17,373
Series 35	14,328	16,823
Series 36	13,524	15,187
Series 37	13,395	15,014
Series 38	13,736	15,539
Series 39	13,353	14,940
Series 40	14,408	16,386
Series 41	15,494	17,657
Series 42	16,616	18,561
Series 43	16,282	18,996
Series 44	15,003	16,069
Series 45	18,871	21,100
Series 46	16,502	17,822

	$375,646	$442,987

Accounts payable - affiliates at March 31, 2012 and 2011 represents general and administrative expenses, fund management fees, and commissions which are payable to Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Services, Inc., and Boston Capital Asset Management Limited Partnership.